Total
Destinations International Equity Fund
Destinations International Equity Fund
Investment objective
Long term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destinations International Equity Fund		Class I	Class Z
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.25%	0.10%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	1.11%
Fee Waivers and Expense Reimbursements		(0.08%)	(0.08%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	[1]	1.18%	1.03%
[1]	Effective June 30, 2020, the Fund's adviser, Brinker Capital, Inc. ("Brinker" or the "Adviser"), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund's management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund's total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund's total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Destinations International Equity Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class I	120	392	684	1,516
Class Z	105	345	604	1,345

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which typically use a passive management (i.e., index-tracking) strategy. ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund’s assets will primarily be invested in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. Equity securities include common stock, preferred stock and securities convertible into common or preferred stock, warrants and rights, depositary receipts, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

The Fund’s Sub-advisers will employ a number of different investment approaches. The portfolios of some Sub-advisers may, at times, invest a significant percentage of assets in issuers in a particular geographic region, country or small number of countries, or in a single or small number of industries or sectors. Other Sub-advisers will manage a more broadly diversified portfolio that focuses more on stocks of larger companies or various capitalization levels. Other Sub-advisers may invest in foreign companies with market capitalizations of less than $1 billion, referred to as “micro-cap” companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars. As a result, certain Sub-advisers will buy and sell foreign currencies to facilitate transactions in portfolio securities. Certain Sub-advisers will invest in derivatives, including futures, forwards, options and swaps, primarily to increase or decrease currency exposure and for other investment purposes. However, not all Sub-advisers will hedge their portfolios against possible fluctuations in exchange rates.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Hedging Risk. The Fund may use derivative investments for hedging purposes. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Concentration Risk. Issuers in a single industry, sector, country or region can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Convertible Securities Risk. Convertible securities generally tend to be of lower credit quality, and the value of a convertible security may change with the value of the underlying common stock or changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past two calendar years and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Destinations International Equity Fund - Class I
Annual Total Returns (%) as of December 31, 2019

The Fund’s best and worst calendar quarters
Best Quarter: 12.17% (03/31/2019)
Worst Quarter: -11.75% (12/31/2018)
The Fund’s Class I total return (pre-tax) from January 1, 2020 to March 31, 2020 was -19.69%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2019)
Average Annual Returns - Destinations International Equity Fund	1 Year	Since Inception		Inception Date
Class I	25.07%	8.66%		Mar. 20, 2017
Class Z	25.28%	6.67%	[1]	Jul. 16, 2018
After Taxes on Distributions | Class I	24.92%	8.37%
After Taxes on Distributions and Sale of Fund Shares | Class I	15.07%	6.66%
MSCI AC World ex USA Index (reflects no deduction for fees, expenses, or taxes)	22.04%	8.10%		Mar. 20, 2017
[1]	The Fund's Class Z shares commenced operations on July 16, 2018.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.